CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		216 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,279,985)	$ (5,091,844)	$ (153,728,797)
Items not affecting cash:
Depreciation	17,675	28,836	1,547,683
Stock-based compensation	0	1,010,380	24,176,057
Loss from equity investee	20,792	112,929	5,097,628
Interest expense	64,861	64,256	779,632
Deferred income tax recovery	(775,798)	(297,139)	(8,355,192)
Gain on sale of mineral property interest	0	0	(2,131,329)
Impairment of mineral property interests	0	0	1,455,483
Gain on sale of investments	0	0	(3,326,275)
Fair value adjustment of asset backed commercial paper	0	0	2,332,531
Escrow shares compensation	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	4,052,698
Other items not affecting cash	(1,075,614)	156,888	(2,016,902)
Changes in assets and liabilities:
Receivables	176,426	24,522	61,580
Prepaid expenses	140,535	129,861	(535,274)
Other assets	14,609	7,951	33,930
Accounts payable and accrued liabilities	552,784	270,919	1,590,788
Deposit on metal credit delivering obligation	0	40,000,000	40,000,000
Net cash provided by (used in) operating activities	(2,143,715)	36,417,559	(86,963,927)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	9,722,897	140,726,891
Share issue costs	0	(86,636)	(4,952,907)
Net cash provided by financing activities	0	9,636,261	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interest	0	0	(4,954,610)
Reclamation deposits	83,428	0	(220,542)
Acquisition of equipment	(2,841)	(1,130)	(2,134,076)
Proceeds from sale of royalty interest	0	5,000,000	5,000,000
Proceeds from sale of mineral property interest	0	0	2,048,197
Purchase of asset backed commercial paper	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	(7,465,495)
Cash acquired on acquisition	0	0	837,263
Proceeds from sale of investments	0	0	5,734,895
Net cash provided by (used in) investing activities	80,587	4,998,870	(5,185,490)
Effect of foreign currency translation on cash and cash equivalents	(197,429)	(200,257)	816,092
Change in cash and cash equivalents during the period	(2,260,557)	50,852,433	44,440,659
Cash and cash equivalents, beginning of period	46,701,216	4,255,508	0
Cash and cash equivalents, end of period	44,440,659	55,107,941	44,440,659
Cash paid for interest during the period	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ (152,190)